Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets and liabilities
The fair values of financial assets and liabilities, together with the carrying amounts shown in the consolidated statements of financial position, are as follows:

	Financial instrument classification	Carrying amount		Fair value
As at December 31, 2024		$		$
Financial assets:
Cash and cash equivalents	FVPL		18,861,029		18,861,029
Amounts receivable	Amortized cost		—		—
Financial liabilities:
Trade payables and accrued liabilities	Amortized cost		3,016,988		3,016,988
Lease liability	Amortized cost		605,605		605,605
As at December 31, 2023		$		$
Financial assets:
Cash and cash equivalents	FVPL		2,450,239		2,450,239
Amounts receivable	Amortized cost		43,972		43,972
Financial liabilities:
Trade payables and accrued liabilities	Amortized cost		1,730,103		1,730,103